Hedge Fund Guided Portfolio Solution
900 North Michigan Avenue
Suite 1100
Chicago, Illinois 60611
July 20, 2018
VIA EDGAR

Division of Investment Management
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549-4720
Attn: David L. Orlic

Re:	Hedge Fund Guided Portfolio Solution (File Nos. 333-224465 and 811-23347) Pre-Effective Amendment No. 2; Amendment No. 2 to Registration Statement on Form N-2

Dear Mr. Orlic:

On July 20, 2018, Hedge Fund Guided Portfolio Solution (the “Fund”) filed the above-captioned pre-effective amendment to its registration statement on Form N-2 (the “Registration Statement”).  The Fund hereby seeks acceleration of the effectiveness of the Registration Statement as set forth below.

The Fund hereby requests acceleration of the effectiveness of the Registration Statement for July 24, 2018, or as soon thereafter as possible.

In support of its request for acceleration, the Fund acknowledges that:
1. Should the Commission or the staff acting pursuant to delegated authority declare the Registration Statement effective, such action does not foreclose any action by the Commission with respect to the filing;

2. The action of the Commission or the staff acting pursuant to delegated authority in declaring the filing effective does not relieve the Fund of responsibility for the adequacy and accuracy of the filing; and

3. The Fund will not assert the staff's acceleration of effectiveness of the filing as a defense in any proceeding initiated by the Commission or any other person under the federal securities laws.

Very Truly Yours, Hedge Fund Guided Portfolio Solution
By: /s/ Scott J. Lederman Name: Scott J. Lederman Title: Trustee, Chief Executive Officer and President

GRV Securities LLC
900 North Michigan Avenue
Suite 1100
Chicago, Illinois 60611

July 20, 2018

VIA EDGAR

Division of Investment Management
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549-4720
Attn: David L.Orlic

Re:	Hedge Fund Guided Portfolio Solution (File Nos. 333-224465 and 811-23347) Pre-Effective Amendment No. 2; Amendment No. 2 to Registration Statement on Form N-2

Dear Mr. Orlic:

The undersigned, as distributor of the above-captioned fund and offering, hereby joins in the request of the fund that the effectiveness of the pre-effective amendment to its registration statement relating to the securities be accelerated for July 24, 2018, or as soon thereafter as possible.

GRV Securities LLC
By: /s/ Paul A. Meister Name: Paul A. Meister Title: Manager and Chief Operating Officer